RESEARCH AND DEVELOPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Research and Development Expense [Abstract]
Gross research and development expenses	$ 107,300	$ 140,400	$ 143,700
Reimbursements from the IIA and other government grant programs	0	0	300
Capitalized computer software, impairments	$ 0	$ 0	$ 142